INTANGIBLE ASSETS, NET - Schedule of finite-lived intangible assets, future amortization expense (Details) - Dec. 31, 2024	CNY (¥)	USD ($)
INTANGIBLE ASSETS, NET
2025	¥ 664,279	$ 91,006
2026	660,734	90,520
2027	605,210	82,913
2028	598,253	81,960
2029 and thereafter	¥ 1,805,638	$ 247,372